Summary of Information Related to Stock Acquisition Rights (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2009	Mar. 31, 2012 Stock Options Fiscal 2003 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2003 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2004 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2004 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2005 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2005 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2006 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2006 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2007 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2007 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2008 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2008 Plan JPY (¥)	Mar. 31, 2012 Stock Options Fiscal 2009 Plan USD ($)	Mar. 31, 2012 Stock Options Fiscal 2009 Plan JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period, range start		Jun. 27, 2004	Jun. 27, 2004	Jun. 26, 2005	Jun. 26, 2005	Jun. 24, 2006	Jun. 24, 2006	Jun. 22, 2007	Jun. 22, 2007	Jun. 21, 2008	Jun. 21, 2008	Jul. 05, 2009	Jul. 05, 2009	Jul. 18, 2010	Jul. 18, 2010
Exercise period, range end		Jun. 26, 2012	Jun. 26, 2012	Jun. 25, 2013	Jun. 25, 2013	Jun. 23, 2014	Jun. 23, 2014	Jun. 21, 2015	Jun. 21, 2015	Jun. 20, 2016	Jun. 20, 2016	Jun. 22, 2017	Jun. 22, 2017	Jun. 24, 2018	Jun. 24, 2018
Number of shares Initially granted	18,000,000	453,300	453,300	516,000	516,000	528,900	528,900	477,400	477,400	194,200	194,200	144,980	144,980	147,900	147,900
Exercise Price		$ 88	¥ 7,206	$ 85	¥ 6,991	$ 143	¥ 11,720	$ 230	¥ 18,903	$ 360	¥ 29,611	$ 377	¥ 31,009	$ 205	¥ 16,888